Transamerica BlackRock iShares Edge 100 VP Expense Example - Transamerica BlackRock iShares Edge 100 VP - Service	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 983